Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2020	Dec. 31, 2019
Carrying value [Member]
Loans at amortized cost
Securitization notes		€ 254	€ 325
Other		7	10
Total loans at amortized cost		261	336
Financial assets held at Fair Value through the P&L:
Securitization notes		28	36
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		28	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		624	457
Other		0	0
Total financial assets at fair value through other comprehensive income		624	457
Total financial assets representing on-going involvement		913	828
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		11	11
Total financial liabilities representing on-going involvement		11	11
Fair value [Member]
Loans at amortized cost
Securitization notes		271	334
Other		7	10
Total loans at amortized cost		279	344
Financial assets held at Fair Value through the P&L:
Securitization notes		28	36
Non-standard Interest Rate, cross-currency or inflation-linked swap		0	0
Total financial assets at fair value through profit or loss		28	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		645	465
Other		0	0
Total financial assets at fair value through other comprehensive income		645	465
Total financial assets representing on-going involvement		951	845
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		11	11
Total financial liabilities representing on-going involvement		11	11
Maximum Exposure to Loss [Member]
Loans at amortized cost
Securitization notes	[1]	271	334
Other	[1]	7	10
Total loans at amortized cost	[1]	279	344
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	28	36
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial assets at fair value through profit or loss	[1]	28	36
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	645	465
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	645	465
Total financial assets representing on-going involvement	[1]	951	845
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.